Segments (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Summarizes of Gross Revenue by Revenue

The following table summarizes gross revenue by revenue type:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Payments-based revenue	$159.5	$121.2	$293.5	297.6
Subscription and other revenues	21.0	20.6	42.0	43.6

Total gross revenue	180.5	141.8	335.5	341.2
Less: network fees	105.2	74.4	193.9	194.7
Less: Other costs of sales	31.7	35.1	59.4	69.7

Gross profit	$43.6	$32.3	$82.2	$76.8